Other Charges - Components of Other Charges (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Other Charges.
Acquisition-related costs	$ 391	$ 514	$ 1,719	$ 874
Contingent consideration accretion and adjustments	2,064	764	2,667	1,833
Restructuring plans		11	2	64
Other non-operating expense, Total	$ 2,455	$ 1,289	$ 4,388	$ 2,771